Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common stock	Additional Paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2021		$ 14,372	$ 32,547,585	$ (29,444,184)	$ (341,089)	$ 2,776,684
Balance (in Shares) at Dec. 31, 2021		287,447
Private placement		$ 20,620	59,979,387			60,000,007
Private placement (in Shares)		412,391
Net profit (loss) from continuing operations				(9,641,098)		(9,641,098)
Net loss from discontinued operations				(712,414)		(712,414)
Foreign currency translation adjustment					(16,397)	(16,397)
Balance at Dec. 31, 2022		$ 34,992	92,526,972	(39,797,696)	(357,486)	52,406,782
Balance (in Shares) at Dec. 31, 2022		699,838
Private placement		$ 3,499	6,435,008			6,438,507
Private placement (in Shares)		699,838
Warrant issuance			(3,235,357)			(3,235,357)
Net profit (loss) from continuing operations				(1,704,994)		(1,704,994)
Net loss from discontinued operations				6,541,214	367,344	6,908,558
Foreign currency translation adjustment					(9,858)	(9,858)
Balance at Dec. 31, 2023		$ 38,491	95,726,623	(34,961,476)		60,803,638
Balance (in Shares) at Dec. 31, 2023		1,399,676
Correction of par value misstatement	[1]	$ (31,493)	31,493
*Correction of par value misstatement (in Shares)	[1]
Private placement		$ 6,998	15,459,407			15,466,405
Private placement (in Shares)		1,399,675
Effect of share reverse split		$ 377	(377)
Effect of share reverse split (in Shares)		75,458
Issuance of common stock warrants			(11,367,911)			(11,367,911)
Cashless exercise of common stock warrants exercise		$ 10,953	9,689,912			9,700,865
Cashless exercise of common stock warrants exercise (in Shares)		2,190,341
Net profit (loss) from continuing operations				6,296,515		6,296,515
Net loss from discontinued operations
Balance at Dec. 31, 2024		$ 25,326	$ 109,539,147	$ (28,664,962)		$ 80,899,511
Balance (in Shares) at Dec. 31, 2024		5,065,150

[1]	Correction of par value misstatement that was caused by using the wrong par value of $0.005 instead of $0.05 applied to common stock in the year of December 31, 2023.